Investments (Consolidated Variable Interest Entities) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets:
Accrued Investment Income Receivable	$ 668	$ 585
Liabilities
Long-term debt, at estimated fair value, relating to variable interest entities	1,904	1,936
Other liabilities relating to variable interest entities	5,445	3,925
Mrsc Collateral Financing Arrangement [Member]
Assets:
Total assets	3,422	3,374
Consolidated securitization entities
Assets:
Mortgage loans (commercial mortgage loans)	136	172
Accrued Investment Income Receivable	1	1
Total assets	137	173
Liabilities
Long-term debt, at estimated fair value, relating to variable interest entities	23	48
Other liabilities relating to variable interest entities	1	1
Total liabilities	$ 24	$ 49